Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Impairment of goodwill	$ 37,593	¥ 37,593	¥ 0	¥ 0
Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions	3.00%	3.00%
Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions	15.00%	15.00%
Maximum [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions	57.40%	57.40%
Minimum [Member] | Measurement Input, Long-term Revenue Growth Rate [Member]
Goodwill [Line Items]
Percentage of Impairment Test for Good will Assumptions	(35.10%)	(35.10%)